Pensions and other post-retirement benefits - Asset allocation strategy (Details)	Mar. 31, 2022
UK | Pensions
Disclosure of fair value of plan assets [line items]
Return-seeking assets	28.00%
Liability-matching assets	72.00%
US | Pensions
Disclosure of fair value of plan assets [line items]
Return-seeking assets	41.00%
Liability-matching assets	59.00%
US | Other post-retirement benefits
Disclosure of fair value of plan assets [line items]
Return-seeking assets	51.00%
Liability-matching assets	49.00%